Condensed Consolidated Statements Of Equity (Unaudited) (JPY ¥) In Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Preferred Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Common Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated For Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member] Preferred Stock, Class 5 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, At Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Mar. 31, 2012			¥ 442,100	¥ 1,645,144	¥ 6,378,619	¥ 239,571	¥ 482,535		¥ (596,400)	¥ (8,411)	¥ 275,289
Issuance of new shares of common stock by way of exercise of the stock acquisition rights				891	889
Stock-based compensation					(577)
Changes in a foreign affiliated company's interests in its subsidiary					(1,816)
Other-net					(32)						(2,307)
Net income attributable to Mitsubishi UFJ Financial Group	596,012	596,012					596,012
Cash dividends, Common stock							(84,897)
Cash dividends, Preferred stock	(8,970)							(8,970)
Losses on sales of shares of treasury stock							(7)
Other comprehensive income (loss), net of taxes	(196,258)								(198,187)		1,929
Purchases of shares of treasury stock										(6)
Sales of shares of treasury stock										35
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										27
Initial subscriptions of noncontrolling interests											7,447
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(3,111)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(3,015)
Net income (loss) attributable to noncontrolling interests	17,074										17,074
Dividends paid to noncontrolling interests											(4,923)
Balance at end of fiscal period at Sep. 30, 2012	9,174,903	8,886,520	442,100	1,646,035	6,377,083	239,571	984,673		(794,587)	(8,355)	288,383
Balance at beginning of period at Mar. 31, 2013	10,941,980		442,100	1,646,035	6,348,133	239,571	1,361,620		574,347	(3,011)	333,185
Issuance of new shares of common stock by way of exercise of the stock acquisition rights				1,042	1,041
Stock-based compensation					(1,905)
Changes in a foreign affiliated company's interests in its subsidiary	(3,301)						(3,301)
Other-net					(1)						(82)
Net income attributable to Mitsubishi UFJ Financial Group	383,314	383,314					383,314
Cash dividends, Common stock							(99,079)
Cash dividends, Preferred stock	(8,970)							(8,970)
Losses on sales of shares of treasury stock							(176)
Other comprehensive income (loss), net of taxes	435,468								436,999		(1,531)
Purchases of shares of treasury stock										(46)
Sales of shares of treasury stock										556
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										(38)
Initial subscriptions of noncontrolling interests											34,874
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											1,171
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(39,146)
Net income (loss) attributable to noncontrolling interests	47,686										47,686
Dividends paid to noncontrolling interests											(14,152)
Balance at end of fiscal period at Sep. 30, 2013	¥ 11,680,236	¥ 11,318,231	¥ 442,100	¥ 1,647,077	¥ 6,347,268	¥ 239,571	¥ 1,633,408		¥ 1,011,346	¥ (2,539)	¥ 362,005